Notes Payable (Details) (Predecessor) (USD $)				12 Months Ended		12 Months Ended			2 Months Ended	21 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended	6 Months Ended	18 Months Ended		12 Months Ended			21 Months Ended		21 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Michigan 6, mortgage loan due in July 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Michigan 6, mortgage loan due in July 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Michigan 6, mortgage loan due in July 2013 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 7, mortgage loan due in June 2017	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 7, mortgage loan due in June 2017	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Arizona 23, mortgage loan due in October 2013	Oct. 31, 2012 Ziegler Healthcare Real Estate Funds Arizona 23, mortgage loan due in October 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Arizona 23, mortgage loan due in October 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Arizona 23, mortgage loan due in October 2013 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Texas 8, mortgage loan due in October 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Texas 8, mortgage loan due in October 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Texas 8, mortgage loan due in October 2013 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 6, mortgage loan due in October 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 6, mortgage loan due in October 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 6, mortgage loan due in October 2013 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Michigan 5, mortgage loan due in October 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Michigan 5, mortgage loan due in October 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Michigan 5, mortgage loan due in October 2013 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 21, mortgage loan due in July 2013	Jun. 30, 2012 Ziegler Healthcare Real Estate Funds Georgia 21, mortgage loan due in July 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 21, mortgage loan due in July 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 21, mortgage loan due in July 2013 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Mezzanine loans due in July 2013 Investor	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Mezzanine loans due in July 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Summerfield, mortgage loan due in March 2012	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Summerfield, mortgage loan due in March 2012	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Summerfield, revolving line of credit due in March 2012	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Summerfield, revolving line of credit due in March 2012	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Tennessee 14, mortgage loan due June 2017	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Tennessee 14, mortgage loan due June 2017	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Michigan 12, mortgage loan due January 2017	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Michigan 12, mortgage loan due January 2017	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Maine 15, mortgage loan due June 2016	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Maine 15, mortgage loan due June 2016	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Maine 15, mortgage loan due June 2016 LIBOR	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Ohio 9, mortgage loan due February 2012	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Ohio 9, mortgage loan due February 2012 LIBOR	Jan. 02, 2013 Ziegler Healthcare Real Estate Funds Illinois 12, mortgage loan due January 2018	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Illinois 12, mortgage loan due January 2018	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Illinois 12, mortgage loan due January 2018	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 13, mortgage loan due July 2017	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Wisconsin 16, mortgage loan due September 2032	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Wisconsin 16, mortgage loan due September 2032	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 17, mortgage loan due October 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 17, mortgage loan due October 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 17, mortgage loan due October 2013 LIBOR	Mar. 31, 2013 Ziegler Healthcare Real Estate Funds Ohio 19, mortgage loan due February 2018	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Ohio 19, mortgage loan due February 2018	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Ohio 19, mortgage loan due February 2018	Mar. 31, 2013 Ziegler Healthcare Real Estate Funds Ohio 19, mortgage loan due February 2018 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 20, mortgage loan due July 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 20, mortgage loan due July 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Remington, mortgage loan due September 2017	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Remington, mortgage loan due September 2017	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Remington, mortgage loan due September 2017 LIBOR	Jul. 31, 2012 Ziegler Healthcare Real Estate Funds Georgia 22, mortgage loan with a bank due in July 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 22, mortgage loan with a bank due in July 2013	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Georgia 22, mortgage loan with a bank due in July 2013 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Wisconsin 24, revolving bank line of credit due in August 2014	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Wisconsin 24, revolving bank line of credit due in August 2014	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Wisconsin 24, revolving bank line of credit due in August 2014 LIBOR	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Wisconsin 24, revolving bank line of credit due in August 2014 Fund IV Maximum	Sep. 18, 2012 Ziegler Healthcare Real Estate Funds Remington, mortgage loan prior to refinancing
Notes Payable
Notes payable	$ 66,525,000	$ 84,489,000	$ 98,674,263	$ 2,466,919	$ 2,758,642		$ 6,403,977	$ 6,492,857	$ 2,280,508		$ 2,444,896		$ 2,184,559	$ 2,282,607		$ 1,133,200	$ 1,183,884		$ 884,825	$ 946,092		$ 17,404,410		$ 17,754,970		$ 4,400,000	$ 4,400,000	$ 325,706	$ 945,748	$ 95,970	$ 95,703	$ 10,747,849	$ 10,901,013	$ 5,613,726	$ 5,707,762	$ 8,265,443	$ 8,449,616		$ 1,815,400			$ 6,847,333	$ 6,235,196	$ 6,336,871	$ 2,885,864	$ 2,940,862	$ 2,432,750	$ 2,543,750			$ 2,174,646	$ 2,203,503		$ 1,631,947	$ 1,656,448	$ 6,309,385	$ 6,264,978			$ 3,618,577			$ 694,888
Monthly payments of principal and interest				26,535			39,890		7,194	15,000			8,171			4,224			5,106			29,980	28,140					5,177		8,000		66,081		36,299		33,160			4,100		41,428	39,702		52,654	20,741		9,250				13,242			10,755		36,675			29,980	28,140						23,468
Final balloon payment				2,449,329			5,869,275		2,208,568				2,012,853			1,090,963			835,927			17,226,037										9,820,300		5,035,493		7,639,025			1,807,200			6,113,878		5,731,007			2,349,500							1,617,519		5,235,023				3,089,977
Variable rate basis						LIBOR						LIBOR			LIBOR			LIBOR			LIBOR				LIBOR													LIBOR		LIBOR									LIBOR				LIBOR					LIBOR			LIBOR			LIBOR		LIBOR
Margin (as a percent)						1.60%						3.25%			4.00%			4.00%			4.00%				3.05%													2.25%		2.75%									3.25%				2.40%					2.75%			3.05%			3.25%		1.60%
Effective interest rate (as a percent)				1.81%					3.46%				4.21%			4.21%			4.21%			3.26%														2.46%			2.96%								3.46%									2.96%				3.26%		3.46%
Interest rate (as a percent)							5.942%																			12.00%		4.25%		4.25%		5.81%		5.93%							5.35%	5.35%		6.10%	6.58%						5.84%			6.25%
Number of private investors to whom loans are payable																										3
Maximum borrowing capacity																														$ 250,000
Minimum interest rate of the debt instrument if not repaid by September 2017																																													8.58%
Reference rate if not repaid by September 2017																																													10-year U.S. treasury rate
Margin on variable rate base if not repaid by September 2017 (as a percent)																																													3.00%
Period that interest rate is subject to adjustment																																																		6 months
Maximum interest rate (as a percent)																																																		11.31%
Contingent liability as percentage of outstanding borrowing																																																																	100.00%